Loan Securitization	12 Months Ended
Dec. 31, 2011
Loan Securitization [Abstract]
Loan Securitization

(6) Loan Securitization

During the third quarter of 2009, the Company entered into an off-balance sheet revolving period securitization transaction sponsored by FIFC. In connection with the securitization, premium finance receivables — commercial were transferred to FIFC Premium Funding, LLC (the "securitization entity"). Principal collections on loans in the securitization entity were initially used to subsequently acquire and transfer additional loans into the securitization entity during the stated revolving period. As of December 31, 2011, the stated revolving period has ended and the majority of collections are now being accumulated to payoff the issued instruments as scheduled. Additionally, upon the occurrence of certain events established in the representations and warranties, FIFC may be required to repurchase ineligible loans that were transferred to the entity. The Company's primary continuing involvement includes servicing the loans, retaining an undivided interest (the "seller's interest") in the loans, and holding certain retained interests.

Instruments issued by the securitization entity included $600 million Class A notes that bear an annual interest rate of one-month LIBOR plus 1.45% (the "Notes") and had an expected average term of 2.93 years with any unpaid balance due and payable in full on February 17, 2014. At the time of issuance, the Notes were eligible collateral under the New York Fed's TALF. Class B and Class C notes ("subordinated securities"), which are recorded in the form of zero coupon bonds, were also issued and were retained by the Company.

Subsequent to December 31, 2009, this securitization transaction is accounted for as a secured borrowing and the securitization entity is treated as a consolidated subsidiary of the Company under ASC 810 and ASC 860. Accordingly, beginning on January 1,2010, all of the assets and liabilities of the securitization entity are included directly on the Company's Consolidated Statements of Condition. The securitization entity's receivables underlying third-party investors' interests are recorded in loans, net of unearned income, excluding covered loans, an allowance for loan losses was established and the related debt issued is reported in secured borrowings—owed to securitization investors. Additionally, beginning on January 1, 2010, certain other of the Company's retained interests in the transaction, principally consisting of subordinated securities, cash collateral, and overcollateralization of loans, now constitute intercompany positions, which are eliminated in the preparation of the Company's Consolidated Statements of Condition.

Upon transfer of premium finance receivables — commercial to the securitization entity, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the securitization entity's creditors. The securitization entity has ownership of interest-bearing deposit balances that also have restrictions, the amounts of which are reported in interest-bearing deposits with other banks. Investment of the interest-bearing deposit balances is limited to investments that are permitted under the governing documents of the transaction. With the exception of the seller's interest in the transferred receivables, the Company's interests in the securitization entity's assets are generally subordinate to the interests of third-party investors and, as such, may not be realized by the Company if needed to absorb deficiencies in cash flows that are allocated to the investors in the securitization entity's debt.

The carrying values and classification of the restricted assets and liabilities relating to the securitization activities are shown in the table below.

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Cash collateral accounts	$4,427	$1,759
Collections and interest funding accounts	268,165	34,861

Interest-bearing deposits with banks - restricted for securitization investors	$272,592	$36,620

Loans, net of unearned income - restricted for securitization investors	$412,988	$648,439
Allowance for loan losses	(1,456)	(2,171)

Net loans - restricted for securitization investors	$411,532	$646,268

Other assets	2,319	2,289

Total assets	$686,443	$685,177

Secured borrowings - owed to securitization investors	$600,000	$600,000
Other liabilities	2,821	4,458

Total liabilities	$602,821	$604,458

The assets of the consolidated securitization entity are subject to credit, payment and interest rate risks on the transferred premium finance receivables — commercial. To protect investors, the securitization structure includes certain features that could result in earlier-than-expected repayment of the securities. Investors are allocated cash flows derived from activities related to the accounts comprising the securitized pool of receivables, the amounts of which reflect finance charges collected net of agent fees, certain fee assessments, and recoveries on charged-off accounts. From these cash flows, investors are reimbursed for charge-offs occurring within the securitized pool of receivables and receive the contractual rate of return and FIFC is paid a servicing fee as servicer. Any cash flows remaining in excess of these requirements are reported to investors as net yield and remitted to the Company. A net yield rate of less than 0% for a three month period would trigger an economic early amortization event. In addition to this performance measurement associated with the transferred loans, there are additional performance measurements and other events or conditions which could trigger an early amortization event. As of December 31, 2011, no economic or other early amortization events have occurred. Apart from the restricted assets related to securitization activities, the investors and the securitization entity have no recourse to the Company's other assets or credit for a shortage in cash flows.

The Company continues to service the loan receivables held by the securitization entity. FIFC receives a monthly servicing fee from the securitization entity based on a percentage of the monthly investor principal balance outstanding. Although the fee income to FIFC offsets the fee expense to the securitization entity and thus is eliminated in consolidation, failure to service the transferred loan receivables in accordance with contractual requirements could lead to a termination of the servicing rights and the loss of future servicing income.

Securitization Activity Prior to January 1, 2010

The following disclosures apply to the securitization activity of the Company prior to January 1, 2010, when transfers of receivables to the securitization entity were treated as sales in accordance with prior GAAP.

At December 31, 2009, the outstanding balance of loans transferred to the securitization entity was $597.9 million, of which $593.9 million were securitized and $4.0 million were maintained as seller's interests. The seller's interest was carried at historical cost and reported as loans, net of unearned income on the Company's Consolidated Statements of Condition.

Securitization Income

At the time of a loan securitization, the Company recorded a gain/(loss) on sale, which was calculated as the difference between the proceeds from the sale and the book basis of the loans sold. The book basis was determined by allocating the carrying amount of the sold loans between the loans sold and the interests retained based on their relative fair values. Such fair values were based on market prices at the date of transfer for the sold loans and on the estimated present value of future cash flows for retained interests. Gains on sale from securitizations are reported in gain on sales of premium finance receivables in the Company's Consolidated Statements of Income and were $5.7 million 2009. The income component resulting from the release of credit reserves upon classification as held- for-sale was reported as a reduction of provision for credit losses.

Also reported in gain on sales of premium finance receivables were changes in the fair value of the interest-only strip. This amount was the excess cash flow from interest collections allocated to the investors' interests after deducting the interest paid on investor certificates, credit losses, contractual servicing fees, and other expenses. Changes in the fair value of the interest-only strip of $2.4 million were reported in gain on sale of premium finance receivables in 2009.

The Company retained servicing responsibilities for the transferred loans and earns a related fee. Servicing fee income was $2.8 million for 2009 and is reported in other non-interest income in the Consolidated Statements of Income.

Retained Interests

The Company retained subordinated interests in the securitized loans. These interests included the subordinated securities, over- collateralization of loans, cash reserves, a servicing asset, and an interest-only strip. The following table presents the Company's retained interests at December 31, 2009:

(Dollars in thousands)
Subordinated securities (1)	$47,702
Residual interests held (2)	42,293
Servicing asset (2)	1,248

Total retained interests	$91,243

(1)	The subordinated securities were accounted for at fair value and reported as available-for-sale securities on the Company's Consolidated Statements of Condition with unrealized gains recorded in accumulated other comprehensive income. See Note 15 for further discussion on fair value.
(2)	The residual interests and servicing asset were accounted for at fair value and reported in other assets on the Company's Consolidated Statements of Condition. Retained interests held includes overcollateralization of loans, cash reserve deposits, and an interest-only strip. See Note 15 for further discussion on fair value.

Key economic assumptions used in the measuring of fair value and the sensitivity of the fair value to immediate adverse changes in those assumptions at December 31, 2009 for the Company's servicing asset and other interests held related to securitized loans are presented in the following table:

(Dollars in thousands)	Subordinated Securities	Residual Interests		Servicing Asset
Fair value of interest held	$47,702	$42,293		$1,248

Expected weighted-average life (in months)	3.4	3.4		3.4
Decrease in fair value from:
1 month reduction	$237	$(1,248)		$(181)
2 month reduction	$476	$(2,516)		$(363)

Discount rate assumptions	5.97%	8.75	%(1)	8.5%
Decrease in fair value from:
100 basis point increase	$(305)	$(222)		$(3)
200 basis point increase	$(608)	$(443)		$(6)

Credit loss assumption		0.27%		0.27%
Decrease in fair value from:
10% higher loss		$(73)		$—
20% higher loss		$(153)		$—

(1)	Excludes the discount rate on cash reserve deposits deemed to be immaterial.

The sensitivities in the table above are hypothetical and caution should be exercised when relying on this data. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear.

The following table summarizes the changes in the fair value of the Company's servicing asset for the year ended December 31, 2009:

(Dollars in thousands)
Beginning fair value	$—
Fair value determined upon transfer of loans	2,820
Changes in fair value due to changes in inputs and assumptions (1)	(1,610)
Other changes (2)	38

Ending fair value	$1,248

(1)	The Company measured servicing assets at fair value and reported the change in other non-interest income.
(2)	Represents accretable yield reported in other non-interest income.

The key economic assumptions used in measuring the fair value of the servicing asset included the prepayment speed and weighted- average life, the discount rate, and default rate. The primary risk of material changes in the value of the servicing asset resided in the potential volatility in the economic assumptions used, particularly the prepayment speed and weighted-average life.

Other Disclosures

The table below summarizes cash flows received from the securitization entity for the year ended December 31, 2009:

(Dollars in thousands)
Proceeds from new securitizations during the period	$600,000
Proceeds from collections reinvested in revolving securitizations	462,580
Servicing and other fees received	2,150
Excess spread received	7,228

The following table presents quantitative information about the premium finance receivables - commercial at December 31, 2009:

(Dollars in thousands)	Total Amount of Loans	Amount of Loans 30 days or More Past Due or on Nonaccrual	Net Credit Write-offs during the Year
Premium finance receivables — commercial	$1,324,015	$46,072	$7,537
Less: Premium finance receivables — commercial securitized	593,871	14,309	35

Premium finance receivables — commercial on-balance sheet	$730,144	$31,763	$7,502